2. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (90,959)	$ (220,968)	$ (185,080)
Net cash used in operations	(3,634)	(47,030)	(155,518)
Accumulated deficit	(557,844)	(466,764)
Working capital	(254,994)	(176,195)
Debt in default	92,769
Stock issued new, value	6,641	5,000	91,920
Costs and estimated earnings in excell of billings	16,508	13,337
Allowance against notes receivable	0	0
Impairment loss on intangible assets	205	1,235	0
Billings in excess of cost	0	2,369	2,161
Interest earned on finance leases	695	4,387	1,486
Coupons issued to settle accounts payable	0	2,010	10,942
Coupons recorded as settlement of accounts payable	0	2,010	10,944
Coupons not yet expired or redeemed	0	0
Unamortized discount	0	474
Amortization of discount	1,044	1,151	3,163
Advertising costs	$ 755	5,206	22,448
Reverse stock split	One-for-ten reverse stock split approved on December 6, 2017
SPI China [Member]
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (62,134)
Accumulated deficit	(263,204)
Working capital	(154,610)
Project Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment loss	4,041	13,844	10,853
Project Assets [Member] | Held for Sale or Development [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment loss	687	5,138	5,932
Project Assets [Member] | Under EPC Contracts [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment loss	3,354	8,706	10,853
Property, Plant and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Asset impairment loss	$ 3,808	$ 12,640	$ 0
Institutional Investor [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock issued new, shares	80,000,000
Stock issued new, value	$ 5,760